Close-down and restoration provisions - Additional Information (Details) $ in Millions		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2022 USD ($) Operation	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [Line Items]
Discount rate used to measure liabilities			0.015	0.015
Number of operations | Operation			16
Average period of underlying cash flows (in years)			30 years
Increase in closure provision for rehabilitation				$ 510
Remaining lives of operations and infrastructure present closure obligation			15 years
Provisions			$ 1,658	2,492	$ 3,474
Risk free interest rate on provisions	1.50%	2.00%
Bottom of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure			one
Provisions			$ 3,000
Risk free interest rate on provisions			1.00%
Top of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure			50 years
Provisions			$ 1,500
Risk free interest rate on provisions			3.00%
Restructuring provision
Disclosure of other provisions [Line Items]
Decreasing provision			$ 700
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions			15,759	14,542	$ 13,335
Close down and restoration/ environmental | Bottom of range
Disclosure of other provisions [Line Items]
Provision capitalised to property, plant and equipment			2,700
Provision charged to the income statement			300
Close down and restoration/ environmental | Top of range
Disclosure of other provisions [Line Items]
Provision capitalised to property, plant and equipment			1,400
Provision charged to the income statement			$ 100
Kennecott
Disclosure of other provisions [Line Items]
Operations with remaining lives			10 years
Environmental loss contingencies, gross			$ 700
Ranger Uranium Mine
Disclosure of other provisions [Line Items]
Closure liabilities				$ 510